Long-term debt - Senior Secured Credit facility (Details)					1 Months Ended		12 Months Ended
	Oct. 26, 2017 USD ($) $ / shares shares	Jun. 30, 2017 $ / shares shares	Jun. 01, 2017 USD ($) item $ / shares	May 11, 2016 USD ($)	Jun. 30, 2017 $ / shares shares	Feb. 28, 2017 $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Long-term debt
Proceeds from debt								$ 58,419,000
Debt discount amortization							$ 1,316,000	406,000	$ 576,000
Derivative liability							1,660,000
Derivative liability (see Note 8)							1,660,000
Unamortized discount on debt							2,843,000
Recognition of beneficial conversion feature on convertible notes							$ 613,000
Payment of senior debt and fee								26,063,000
Senior Notes and Subordinated Debt
Long-term debt
Repayments of debt				$ 33,000,000
Senior debt (Hercules LSA)
Long-term debt
Interest paid				100,000
Payments of end of term fee				1,100,000
Debt discount amortization								104,000	$ 265,000
Payment of senior debt and fee				24,300,000
Prepayment penalty				243,000
Senior Secured Convertible Note
Long-term debt
Face amount of debt issued			$ 6,600,000
Interest rate (as a percent)			12.95%
Deferred interest payments			$ 6,600,000
Term of debt (in years)			1 year
Effective interest rate during debt term (as a percent)							25.35%
Time period before debt maturity when debt conversion option expires			5 days
Increase in prepayment fee (in basis points)			300
Conversion price, expressed as a percentage of stock price			95.00%
Number of trading days used to determine conversion stock price			3 days
Unamortized discount on debt			$ 600,000
Recognition of beneficial conversion feature on convertible notes			$ 600,000
Maximum percentage of stock for note holder			9.985%
Maximum percentage of stock for aggregate conversion			19.90%
Common Stock
Long-term debt
Issuance of common stock, net of issuance costs (in shares) | shares							12,019,639
Underwritten Public Offering | Common Stock
Long-term debt
Issuance of common stock, net of issuance costs (in shares) | shares		4,800,000			4,800,000	5,750,000
Public offering price (in dollars per share) | $ / shares		$ 6.25			$ 6.25	$ 5.00
Minimum | Senior Secured Convertible Note
Long-term debt
Prepayment fee of debt (in percentage)			2.00%
Conversion price | $ / shares			$ 7.00
Maximum | Senior Secured Convertible Note
Long-term debt
Prepayment fee of debt (in percentage)			12.75%
Senior Secured Credit Facility
Long-term debt
Minimum cash on deposit to maintain under debt arrangement				5,000,000
Senior Secured Credit Facility | Registration Agreement
Long-term debt
Maximum reimbursable legal fees			$ 25,000
Senior Secured Credit Facility | Debt issued to entities affiliated with Deerfield
Long-term debt
Face amount of debt issued				60,000,000
Proceeds from debt				60,000,000
Debt yield enhancement fee				$ 1,350,000
Term of debt (in years)				6 years
Minimum cash on deposit to maintain under debt arrangement				$ 5,000,000
Effective interest rate during debt term (as a percent)							15.03%
Debt discount amortization							$ 1,316,000	181,000
Unamortized discount on debt							$ 2,843,000	1,401,000
Senior Secured Credit Facility | Debt issued to entities affiliated with Deerfield | Company's Attorneys
Long-term debt
Debt legal costs				173,000
Senior Secured Credit Facility | Debt issued to entities affiliated with Deerfield | On Behalf Of Deerfield's Attorneys
Long-term debt
Debt legal costs				$ 58,000
Senior Secured Credit Facility | Deerfield Private Design Found III, LP
Long-term debt
Debt borrowing structure (as a percent)				66.67%
Senior Secured Credit Facility | Deerfield Special Situations Fund, LP
Long-term debt
Debt borrowing structure (as a percent)				33.33%
Senior Secured Credit Facility | Senior Secured Convertible Note
Long-term debt
Derivative liability			$ 2,100,000
Minimum premiums as percent required to treat as derivative			10.00%
Derivative liability (see Note 8)			$ 2,100,000
Payment of debt modification fee			$ 40,000
Maximum time period to register shares per agreement			30 days
Maximum time period for registration to become effective per agreement			75 days
Senior Secured Credit Facility | Minimum | Senior Secured Convertible Note
Long-term debt
Conversion price | $ / shares			$ 7.00
Senior Secured Credit Facility | Maximum | Senior Secured Convertible Note
Long-term debt
Number of shares which may be issued for conversion of convertible notes | item			940,924
Essex Capital Corporation, as Investor | 10% subordinated note payable
Long-term debt
Face amount of debt issued				$ 5,900,000
Repayments of debt				5,900,000						$ 5,900,000
Interest paid				$ 1,300,000
Interest accrued								$ 263,000
Interest rate (as a percent)				10.00%			10.00%
Conversion Of Convertible Notes | Senior Secured Convertible Note
Long-term debt
Amount of debt converted into stock	$ 6,600,000
Number of shares of stock into which debt was converted | shares	929,967
Conversion price | $ / shares	$ 7.08
Conversion price, expressed as a percentage of stock price	95.00%
Number of trading days used to determine conversion stock price	3 days
Conversion Of Convertible Notes | Senior Secured Credit Facility
Long-term debt
Amount of debt converted into stock	$ 6,600,000
Number of shares of stock into which debt was converted | shares	929,967
Conversion price | $ / shares	$ 7.08
Conversion price, expressed as a percentage of stock price	95.00%
Number of trading days used to determine conversion stock price	3 days